Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details) - Finder's Warrants		12 Months Ended
		Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares	Apr. 30, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding		186,761	186,761	130,111
Range One
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	Feb. 03, 2026
Exercise price $ | $ / shares	[1]	$ 23.81
Remaining life (year)	[1]	9 months 3 days
Warrants outstanding	[1]	130,111
Range Two
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	Dec. 08, 2028
Exercise price $ | $ / shares	[2]	$ 1.42
Remaining life (year)	[2]	3 years 7 months 9 days
Warrants outstanding	[2]	56,650

[1]	Exercise price of U.S.$16.81. The figure in the table above is translated at the April 30, 2025 rate.
[2]	Exercise price of U.S.$1.00. The figure in the table above is translated at the April 30, 2025 rate.

e)
Restricted Stock Units

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of April 30, 2025:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025 (outstanding)	46,000	0.42
Unvested	(39,771)	0.42
Vested and outstanding, April 30, 2025	6,229	0.42